Net Income per Share	12 Months Ended
Dec. 31, 2011
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2009	2010	2011
Net income attributable to ordinary shareholders	$3,440,325	$11,422,021	$23,969,950
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends	(1,192,510)	(2,661,886)	—

Net income attributable to ordinary shareholders—basic and diluted	$2,247,815	$8,760,135	$23,969,950

Weighted average number of ordinary shares outstanding—basic	11,121,164	16,665,918	27,894,953
Plus: share options	47,865	447,139	607,791
Plus: non-vested restricted shares	5,666,350	1,917,055	18,528

Weighted average number of ordinary shares outstanding—diluted	16,835,379	19,030,112	28,521,272

Basic net income per share	$0.20	$0.53	$0.86
Diluted net income per share	$0.13	$0.46	$0.84

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	253,100	626,319
Series A convertible redeemable preferred shares	5,900,000	5,900,000	—

	5,900,000	6,153,100	626,319